Taxes Payable	12 Months Ended
Dec. 31, 2019
Taxes Payable
Taxes Payable

8. Taxes Payable

The following is a summary of taxes payable as of December 31, 2018 and 2019:

	As of December 31,
	2018	2019
	RMB	RMB
Enterprise income taxes payable	29,834	45,771
Withholding individual income taxes for employees	5,811	17,537
VAT payable	5,285	2,025
Others	622	272
Total	41,552	65,605